Commitments, Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions					1 Months Ended
	Apr. 05, 2019 EUR (€)	Jun. 09, 2015 EUR (€)	Jun. 08, 2015 EUR (€)	Dec. 31, 2013 EUR (€) director claim	Aug. 31, 2019 EUR (€)
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner			€ 101.0		€ 500.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Minimum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report		€ 0.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Maximum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report		€ 9.0
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner				€ 285.5
Number of claims filed | claim				3
Amount of compensation sought by petitioner from directors				€ 1,000.0
Number of former directors in allegations | director				2
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece | Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner	€ 330.0